Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Share	Dec. 31, 2017 USD ($) Share
Statements Line Items
Total outstanding, beginning of period | Share	2,328,571	2,523,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $	$ 1.11	$ 1.61
Granted | Share	950,000	875,000
Weighted average exercise price of share options granted in share-based payment arrangement | $	$ 0.51	$ 0.33
Number of share options exercised in share-based payment arrangement | Share	(8,334)	0
Weighted average exercise price of share options exercised in share-based payment arrangement | $	$ 0.30
Number of share options expired in share-based payment arrangement | Share	(216,666)	(1,070,000)
Weighted average exercise price of share options expired in share-based payment arrangement | $	$ 0.99	$ 1.70
Total outstanding, end of period | Share	3,053,571	2,328,571
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $	$ 0.92	$ 1.11